September 3, 2013

Patrick F. Scott, Esquire

Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Equity Series, Inc. (“Registrant”)

 consisting of the following series:

   T. Rowe Price Equity Index 500 Portfolio

 File Nos.: 033-52161/811-07143

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated August 16, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify potential investors of a possible change to the fund’s investment objective via a shareholder vote.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on August 16, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman